14 Business combinationl (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2019	Dec. 31, 2020	Nov. 27, 2019	Sep. 12, 2019	Jul. 23, 2019	Jun. 26, 2019
Disclosure of detailed information about business combination [line items]
Equity interest			R$ 769
Percentage of equity interest			17.88%
Exito Group [member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interest				96.57%		100.00%	55.30%
Share price						R$ 21.68
Indirect equity interest per shares					R$ 113
Cash payment		R$ 9,500
Net of debt		4,900
Net sales revenue	R$ 18,388	2,150
Net income	R$ 178	71
Goodwill resulting from acquisition of Exito Group				R$ 165
Acquisition related cost		124
Exito Group [member] | Colombia, Pesos
Disclosure of detailed information about business combination [line items]
Share price						R$ 18,000
Cash payment				R$ 7,780,000
Exito Group [member] | USD
Disclosure of detailed information about business combination [line items]
Net of debt		R$ 1,161